Investment Portfolioas of May 31, 2024 (Unaudited)
DWS ESG International Core Equity Fund
	Shares	Value ($)

Common Stocks 99.0%
Australia 7.1%
Aurizon Holdings Ltd.	17,850	43,844
BHP Group Ltd.	3,087	91,416
Brambles Ltd.	5,891	56,002
CSL Ltd.	207	38,725
Endeavour Group Ltd.	13,902	46,124
IGO Ltd.	6,743	31,656
Macquarie Group Ltd.	471	60,137
Treasury Wine Estates Ltd.	10,525	79,617
Woodside Energy Group Ltd.	1,505	27,827
Woolworths Group Ltd.	2,989	63,085
(Cost $630,923)		538,433
Belgium 1.0%
KBC Group NV (Cost $72,852)	1,043	75,788
Denmark 3.9%
Novo Nordisk AS "B" (Cost $46,641)	2,173	294,236
Finland 1.2%
Kone Oyj "B"	1,101	56,009
Neste Oyj	1,831	38,319
(Cost $105,467)		94,328
France 10.4%
Aeroports de Paris SA	226	32,329
Arkema SA	580	59,375
BNP Paribas SA	1,823	134,684
Capgemini SE	468	94,649
Danone SA	1,252	80,637
Kering SA	92	31,742
LVMH Moet Hennessy Louis Vuitton SE	233	186,852
Renault SA	1,118	65,565
Schneider Electric SE	186	46,397
TotalEnergies SE	478	34,938
Worldline SA 144A*	1,841	24,666
(Cost $600,521)		791,834
Germany 10.4%
adidas AG	198	50,158
Allianz SE (Registered)	511	149,264
BASF SE	1,729	91,311
Bayerische Motoren Werke AG	476	48,516
Deutsche Boerse AG	535	106,539
HelloFresh SE*	3,134	18,806
Merck KGaA	293	53,180
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	87	43,343
Puma SE	1,288	66,864

SAP SE	422	76,530
Siemens AG (Registered)	222	42,700
Volkswagen AG	272	38,916
(Cost $634,132)		786,127
Hong Kong 3.8%
AIA Group Ltd.	5,800	45,063
Budweiser Brewing Co., APAC Ltd. 144A	24,500	31,068
HKT Trust & HKT Ltd. (Units)	74,000	86,096
Hong Kong Exchanges & Clearing Ltd.	1,000	33,778
Prudential PLC	9,231	88,434
(Cost $369,745)		284,439
Ireland 1.2%
Kingspan Group PLC (Cost $51,426)	951	91,323
Italy 0.9%
Moncler SpA	443	29,557
UniCredit SpA	1,023	40,753
(Cost $44,465)		70,310
Japan 23.1%
ANA Holdings, Inc.	1,200	22,858
Astellas Pharma, Inc.	4,200	41,307
Canon, Inc.	1,800	52,280
Chugai Pharmaceutical Co., Ltd.	2,800	85,392
Daiichi Sankyo Co., Ltd.	1,900	67,697
Daiwa House Industry Co., Ltd.	1,400	37,314
Hitachi Construction Machinery Co., Ltd.	1,400	38,102
Hitachi Ltd.	400	41,259
Hulic Co., Ltd.	3,400	31,558
Japan Post Bank Co., Ltd.	9,600	94,758
KDDI Corp.	2,500	69,060
Mitsubishi Corp.	5,700	120,234
Mitsubishi UFJ Financial Group, Inc.	14,100	149,582
Mitsui & Co., Ltd.	1,500	76,340
Murata Manufacturing Co., Ltd.	2,100	39,823
Nintendo Co., Ltd.	800	43,686
Nippon Building Fund, Inc. (REIT)	5	18,680
Nippon Steel Corp.	3,600	78,935
Nippon Telegraph & Telephone Corp.	30,000	29,489
Nomura Real Estate Holdings, Inc.	1,100	28,399
Obayashi Corp.	3,900	45,496
Recruit Holdings Co., Ltd.	900	45,668
Sony Group Corp.	400	33,018
Sumitomo Mitsui Financial Group, Inc.	2,200	144,255
Takeda Pharmaceutical Co., Ltd.	3,000	79,982
Terumo Corp.	3,200	54,580
Tokio Marine Holdings, Inc.	1,400	48,510
Tokyo Electron Ltd.	300	64,116
Toyota Motor Corp.	3,300	71,804
(Cost $1,408,230)		1,754,182
Netherlands 5.4%
ASML Holding NV	273	262,438

Prosus NV	1,236	44,968
Stellantis NV	4,449	98,780
(Cost $161,366)		406,186
Norway 0.5%
DNB Bank ASA (Cost $29,856)	1,765	34,519
Singapore 0.6%
Singapore Telecommunications Ltd. (Cost $46,214)	23,800	43,922
Spain 2.2%
Grifols SA*	4,019	41,017
Iberdrola SA	9,420	124,258
(Cost $168,324)		165,275
Sweden 3.3%
Assa Abloy AB "B"	2,926	85,765
Getinge AB "B"	947	16,976
Hexagon AB "B"	6,743	74,366
Skanska AB "B"	1,464	25,864
Svenska Handelsbanken AB "A"	4,941	46,471
(Cost $219,272)		249,442
Switzerland 11.0%
ABB Ltd. (Registered)	2,041	112,675
Kuehne & Nagel International AG (Registered)	185	52,657
Lonza Group AG (Registered)	189	102,677
Nestle SA (Registered)	2,007	212,967
Novartis AG (Registered)	1,061	110,208
Sika AG (Registered)	396	120,908
STMicroelectronics NV	1,046	43,901
Straumann Holding AG (Registered)	180	23,566
Swiss Prime Site AG (Registered)	550	50,924
(Cost $570,705)		830,483
United Kingdom 12.5%
Ashtead Group PLC	855	62,630
AstraZeneca PLC	256	39,795
BP PLC	3,932	24,569
Compass Group PLC	4,025	112,713
Diageo PLC	1,387	46,741
HSBC Holdings PLC	4,663	41,656
London Stock Exchange Group PLC	325	38,090
M&G PLC	28,349	72,388
National Grid PLC	6,960	78,472
RELX PLC	3,117	136,628
Rio Tinto PLC	521	36,499
Shell PLC	5,404	194,596
SSE PLC	1,456	32,633
Vodafone Group PLC	33,420	32,311
(Cost $743,328)		949,721
United States 0.5%
CRH PLC (a) (Cost $37,755)	519	41,750
Total Common Stocks (Cost $5,941,222)		7,502,298

Rights 0.1%
United Kingdom
National Grid PLC, Expiration Date 6/10/2024* (Cost $0)	2,030	5,071

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 5.35% (b) (Cost $57,240)	57,240	57,240

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $5,998,462)	99.8	7,564,609
Other Assets and Liabilities, Net	0.2	14,434
Net Assets	100.0	7,579,043
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 are as follows:
Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (b) (c)
73,750	—	73,750 (d)	—	—	258	—	—	—
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 5.35% (b)
92,251	838,817	873,828	—	—	3,030	—	57,240	57,240
166,001	838,817	947,578	—	—	3,288	—	57,240	57,240

*	Non-income producing security.
(a)	Listed on the London Stock Exchange.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At May 31, 2024 the DWS ESG International Core Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Cash Equivalents)
Financials	1,472,678	20%
Industrials	1,234,780	17%
Health Care	1,049,338	14%
Consumer Discretionary	879,453	12%
Information Technology	708,103	9%
Consumer Staples	579,045	8%
Materials	551,850	7%
Energy	320,249	4%
Communication Services	304,564	4%
Utilities	240,434	3%
Real Estate	166,875	2%
Total	7,507,369	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$538,433	$—	$538,433
Belgium	—	75,788	—	75,788
Denmark	—	294,236	—	294,236
Finland	—	94,328	—	94,328
France	—	791,834	—	791,834
Germany	—	786,127	—	786,127
Hong Kong	—	284,439	—	284,439
Ireland	—	91,323	—	91,323
Italy	—	70,310	—	70,310
Japan	—	1,754,182	—	1,754,182
Netherlands	—	406,186	—	406,186
Norway	—	34,519	—	34,519
Singapore	—	43,922	—	43,922
Spain	—	165,275	—	165,275
Sweden	—	249,442	—	249,442
Switzerland	—	830,483	—	830,483
United Kingdom	—	949,721	—	949,721
United States	—	41,750	—	41,750
Rights	5,071	—	—	5,071
Short-Term Investments	57,240	—	—	57,240
Total	$62,311	$7,502,298	$—	$7,564,609

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEICEF-PH3
R-080548-2 (1/25)